Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 1.0	$ 0.0	$ 1.4	$ 0.4	$ 1.6	$ 2.9	$ 22.7
Fixed income securities - gross realizes (losses)	(10.9)	(8.6)	(36.1)	(15.6)	(41.5)	(58.4)	(3.6)
Net change in expected credit gains (losses)	0.5	0.3	0.9	4.0	4.8	(5.0)	(2.5)
Fixed income securities, trading - gross realized gains					1.0	0.2	12.2
Fixed income securities, trading, gross realizes (losses)					(3.5)	(1.8)	(2.0)
Privately-held investments net unrealized gains/(losses)					65.9	(113.9)	(23.4)
Catastrophe bonds	0.0	0.1	0.0	(0.5)	0.1	0.2	(0.8)
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	6.1	(1.8)	(21.0)	16.2	14.5	(177.6)	8.8
Change in available for sale net unrealized (losses)/gains:
Fixed income securities	120.7	(45.0)	103.6	(32.7)	126.2	(391.7)	(157.6)
Income tax benefit/(expense)					(20.6)	23.9	(0.3)
Total change in net unrealized (losses)/gains, net of taxes recorded in other comprehensive income					105.6	(367.8)	(157.9)
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.1	0.2	0.6	0.3	0.8	0.7	0.6
Fixed income securities, trading, gross realizes (losses)	(14.3)	0.0	(14.6)	0.0	0.0	(0.1)	(13.8)
Privately-held investments net unrealized gains/(losses)	9.5	(4.1)	(8.0)	(13.1)	(15.2)	(2.5)	18.1
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	0.5	0.0	0.7	0.1	0.6	1.0	2.0
Fixed income securities - gross realizes (losses)	0.0	0.0	(1.4)	(0.3)	(0.9)	(0.5)	(0.8)
Fixed income securities, trading - gross realized gains	0.0	0.0	0.0	0.1	0.1	0.0	0.1
Fixed income securities, trading, gross realizes (losses)	0.0	0.0	(0.2)	(0.2)	(0.3)	0.0	(0.3)
MVI
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment					0.2	0.0	0.1
Multi-Line Insurer
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	$ 0.3	$ 0.4	$ 0.5	$ 0.8	$ 0.8	$ (0.4)	$ 0.2